Liquidity, Going Concern and Management's Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Liquidity, Going Concern and Management's Plans

Note 2 - Liquidity, Going Concern and Management’s Plans

COVID-19 has adversely affected the Company’s financial condition and results of operations. In the first quarter of 2020, the Company took steps to protect its vulnerable patient base (elderly patients suffering from chronic lung disease) by cancelling all treatments effective March 23, 2020 through at least the end of July. The Company made the decision in late March, to layoff approximately 40% of its employee base, including corporate and clinical employees, and to cease operations at the LHI clinics in Tampa, Scottsdale, Pittsburgh, and Dallas. The Company will reevaluate when operations will recommence at these clinics as more information about COVID-19 becomes available.

The Company incurred net losses of approximately $2,416,000 and $3,695,000 for the three months ended March 31, 2020 and 2019, respectively. The Company has historically incurred losses from operations and expects to continue to generate negative cash flows as the Company’s revenue activities are suspended and as the Company implements its business plan. The consolidated financial statements are prepared using accounting principles generally accepted in the United States (“U.S. GAAP”) as applicable to a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business.

The Company will incur losses until sufficient revenue is attained utilizing the infusion of capital resources to expand marketing and sales initiatives along with the development of a L-CYTE-01 protocol and taking that protocol through the FDA process. Due to the coronavirus outbreak (“COVID-19”), the Company is not expecting to be able to generate revenue until, at the earliest, August 2020. The Company has contacted its patients that are scheduled to come in for treatment, both first time patients and recurring patients, and have rescheduled these patients to August 2020. There is no guarantee that the Company will be able to treat patients as soon as August 2020; as such, the Company cannot estimate when it will be safe to treat patients and generate revenue. The Company’s first quarter revenue 2020 was approximately $1,000,000 compared to fourth quarter 2019 revenue of approximately $1,800,000. The Company expects revenue for the second quarter of 2020 will be nominal if any, and future quarters’ revenue is dependent on the timing of being able to treat patients again. The Company will continue to focus on its goal of taking the L-CYTE-01 protocol to the FDA for treatment of chronic lung diseases. The Company is currently evaluating if its protocol has the potential to help people affected by COVID-19, but more research will need to be completed before a definitive conclusion can be reached.

The Company incurred net losses of approximately $2,416,000 and $3,695,000 for the three months ended March 31, 2020 and 2019, respectively. The Company has historically incurred losses from operations and expects to continue to generate negative cash flows as the Company’s revenue activities are suspended and as the Company implements its business plan. The consolidated financial statements are prepared using accounting principles generally accepted in the United States (“U.S. GAAP”) as applicable to a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business.

With the Company’s revenue-generating activities suspended, the Company will need to raise cash from debt and equity offerings to continue with its efforts to take the L-CYTE-01 protocol to the FDA for treatment of chronic lung diseases. There can be no assurance that the Company will be successful in doing so.

On March 27, 2020, the Company issued a demand note (the “Note”) in the principal amount of $500,000 to FWHC Bridge, LLC (the “Investor”) in exchange for a loan made by the Investor in such amount to cover the Company’s working capital needs. Subsequently on April 9, 2020, in exchange for an additional loan of $500,000 made by the Investor to the Company to further cover the Company’s working capital needs, the Company amended and restated the Note to reflect a new principal amount of $1,000,000 (the “A&R Note”). The A&R Note bears simple interest at a rate of 12% per annum. The Investor is an affiliate of FWHC Holdings, LLC, a pre-existing shareholder of the Company, which served as lead investor in the Company’s recent Series D Convertible Preferred Stock Offering. As discussed further below in “Note Purchase Agreement”, this A&R Note was further amended and superseded by an April Secured Note in the amount of $1,000,000 issued by the Company to the Investor.

Note Purchase Agreement

On April 17, 2020, and in subsequent April closings, the Company entered into a Secured Convertible Note and Warrant Purchase Agreement (the “April SPA”) with thirty three investors (the “Purchasers”) pursuant to which the Company received an aggregate of $2,835,195 in gross proceeds through the sale to the Purchasers of Secured Convertible Promissory Notes (the “April Secured Notes”) and warrants (the “April Warrants”) to purchase shares of common stock of the Company (the “April Offering”). The proceeds of the April Offering will be used for working capital and general corporate purposes. The April Offering resulted in the issuance of April Secured Notes to Purchasers in an aggregate principal amount of $3,835,195. This sum included the issuance by the Company to the Investor of an April Secured Note in the amount of $1,000,000 to amend and supersede the A&R Note previously issued by the Company to the Investor on April 9, 2020. Additionally, in connection with the April Offering, the Company entered into an amendment with the Investor with respect to the outstanding 12% Senior Secured Convertible Note due September 30, 2020, which was originally issued in 2018 and assumed in the Merger and which was purchased by the Investor from its original holder, George Hawes, on March 27, 2020 (the “Hawes Note”). The Hawes Notes had a principal amount of $424,615 as of March 31, 2020 and December 31, 2019. The amendment to the Hawes Note among other things, eliminates the requirement that the Company make monthly payments of accrued interest. The Hawes Note is expected to convert into shares of preferred stock of the Company offered for purchase at the Qualified Financing at the closing of the Qualified Financing.

As part of the April Offering, the holders of certain existing warrants issued by the Company which contained anti-dilution price protection entered into agreements terminating all anti-dilution price protection in their warrants. The Company intends to implement a one-time reduction of the exercise price of such warrants to be equal to the price per share at which shares of preferred stock are offered for purchase at the Qualified Financing once that price has been established.

Short-term notes, related parties

On March 27, 2020, the Company issued a demand note (the “Note”) in the principal amount of $500,000 to FWHC Bridge, LLC (the “Investor”) in exchange for a loan made by the Investor in such amount to cover the Company’s working capital needs. Subsequently on April 9, 2020, in exchange for an additional loan of $500,000 made by the Investor to the Company, the Company amended and restated the Note to reflect a new principal amount of $1,000,000 (the “A&R Note”). The A&R Note bears simple interest at a rate of 12% per annum. The Investor is an affiliate of FWHC Holdings, LLC, a pre-existing shareholder of the Company, which served as lead investor in the Company’s recent Series D Convertible Preferred Stock Offering. As discussed further above in “Note Purchase Agreement”, this A&R Note was further amended and superseded by an April Secured Note in the amount of $1,000,000 issued by the Company to the Investor.

The other short-term notes, related parties were issued by the Company during 2019, and as of March 31, 2020 and December 31, 2019 consist of five loans, totaling $1,635,000, made to the Company by Horne Management, LLC, controlled by Chief Executive Officer, William E. Horne. These were advanced for working capital purposes and had the terms as indicated below. The loans bear interest ranging from 5.5% to 12%, in some cases increasing to 15% if not paid by the respective maturity date ranging from March 26, 2020 to May 13, 2020. Some of these loans provided for the issuance of warrants at 114% warrant coverage if the loan was not repaid within two months. None of these loans have been repaid and 840,000 warrants have been issued at an exercise price of $0.75 per share. On April 23, 2020, Horne Management, LLC agreed to convert the related notes plus accrued interest into (i) 4,368,278 shares of common stock of the Company and (ii) a ten-year warrant to purchase up to an equivalent number of shares of the Company’s common stock with such conversion to be effective as of April 17, 2020. This warrant will have an exercise price equal to the price per share at which securities are offered to investors for purchase at the Qualified Financing, which such price has not yet been established, and is exercisable beginning on the day immediately following the earlier to occur of (x) the closing of the Qualified Financing and (y) November 1, 2020. If the Qualified Financing does not occur on or prior to October 31, 2020, the exercise price of the warrant will be equal to the price per share obtained by dividing $3,000,000 by the number of fully diluted shares of the Company outstanding on October 31, 2020.

As of March 31, 2020, the Company had cash on hand of $122,400. Cash on hand at May 15, 2020 was approximately $3,117,000. The Company’s cash is insufficient to fund its operations over the next year and the Company will need to raise additional capital through debt or equity offerings to continue operations.

There can be no assurance that the Company will be able to raise additional funds or that the terms and conditions of any future financings will be workable or acceptable to the Company or its shareholders. In the event the Company is unable to fund its operations from existing cash on hand, operating cash flows, additional borrowings or raising equity capital, the Company may be forced to reduce expenses or discontinue operations. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Note 2 - Liquidity, Going Concern and Management’s Plans

The Company incurred net losses of approximately $29,808,000 and $4,394,000 for the years ending December 31, 2019 and 2018, respectively. The Company has historically incurred losses from operations and expects to continue to generate negative cash flows as the Company’s revenue activities are suspended and as the Company implements its business plan. The consolidated financial statements are prepared using accounting principles generally accepted in the United States (“U.S. GAAP”) as applicable to a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business.

The Biosciences division will incur losses until sufficient revenue is attained utilizing the infusion of capital resources to expand marketing and sales initiatives along with the development of a L-CYTE-01 protocol and taking that protocol through the FDA process.

The recent coronavirus outbreak (“COVID-19”) has adversely affected the Company’s financial condition and results of operations. The impact of the outbreak of COVID-19 on the businesses and the economy in the U.S. and the rest of the world is, and is expected to continue to be, significant. The extent to which the COVID-19 outbreak will impact business and the economy is highly uncertain and cannot be predicted. Accordingly, the Company cannot predict the extent to which its financial condition and results of operation will be affected. The Company recently has taken steps to protect its vulnerable patient base (elderly patients suffering from chronic lung disease) by cancelling all treatments effective March 23, 2020 through at least the end of July. This decision has put significant financial strain on the Company. The Company made the decision in late March, to layoff approximately 40% of its employee base, including corporate and clinical employees and to cease operations at the LHI clinics in Tampa, Scottsdale, Pittsburgh, and Dallas. The Company will reevaluate when operations will recommence at these clinics as more information about COVID-19 becomes available.

The Company believes these expense reductions are necessary during the unexpected COVID-19 pandemic. Due to COVID-19, the Company is not expecting to be able to generate revenue until, at the earliest, August 2020. The Company has contacted its patients that are scheduled to come in for treatment, both first time patients and recurring patients, and have rescheduled these patients to August 2020. There is no guarantee that the Company will be able to treat patients as soon as August 2020; as such, the Company cannot estimate when it will be safe to treat patients and generate revenue. The Company’s fourth quarter 2019 revenue was approximately $1.8 million. The Company expects that the first quarter of 2020 will be substantially less than the fourth quarter of 2019, and future quarters’ revenue is dependent on the timing of being able to treat patients again. The Company will continue to focus on its goal of taking the L-CYTE-01 protocol to the FDA for treatment of chronic lung diseases. The Company is currently evaluating if its protocol has the potential to help people affected by COVID-19, but more research will need to be completed before a definitive conclusion can be reached.

With the Company’s revenue-generating activities suspended, the Company will need to raise cash from debt and equity offerings to continue with its efforts to take the L-CYTE-01 protocol to the FDA for treatment of chronic lung diseases. There can be no assurance that the Company will be successful in doing so.

On March 27, 2020 and April 9, 2020, the Company issued a demand note (the “Note”), each one in the principal amount of $500,000 to FWHC Bridge, LLC (the “Investor”) for a total of $1,000,000 in exchange for loans in such amount to cover working capital needs. Each Note bears simple interest at a rate of 8% per annum. The Investor is an affiliate of a pre-existing shareholder of the Company having been the lead investor in the Company’s recent Series D Convertible Preferred Stock Offering.

On April 17, 2020 and in subsequent closings occurring after April 17, 2020, the Company entered into a Secured Convertible Note and Warrant Purchase Agreement (the “April SPA”) with investors (the “Purchasers”) pursuant to which the Company received an aggregate of $2,835,195 in gross proceeds through the sale to the Purchasers of Secured Convertible Promissory Notes (the “April Secured Notes”) and warrants (the “April Warrants”) to purchase shares of common stock of the Company (the “April Offering”). After taking into account the subsequent closings occurring after April 17, 2020, an aggregate of thirty-three (33) Purchasers participated in the April Offering by purchasing April Secured Notes and April Warrants. The proceeds of the April Offering will be used for working capital and general corporate purposes. As part of the April Offering, the Notes previously issued by the Company to the Investor on March 27, 2020 and April 9, 2020 were amended and superseded by an April Secured Note in the amount of $1,000,000 issued to the Investor. For further discussion of the April SPA, refer to Note 2 - “Liquidity, Going Concern and Management’s Plans” and Note 16 - “Subsequent Events” to the consolidated financial statements in the Company’s Annual Report on Form 10-K for year ended December 31, 2019 as amended on Form 10-K/A. Additionally, in connection with the April Offering, the Company entered into an amendment with the Investor with respect to the outstanding 12% Senior Secured Convertible Note due September 30, 2020, which was originally issued in 2018 and assumed in the Merger and which was purchased by the Investor from its original holder, George Hawes, on March 27, 2020 (the “Hawes Note”). The Hawes Notes had a principal amount of $424,615 as of March 31, 2020 and December 31, 2019. The amendment to the Hawes Note among other things, eliminates the requirement that the Company make monthly payments of accrued interest. The Hawes Note is expected to convert into shares of preferred stock of the Company offered for purchase at the Qualified Financing at the closing of the Qualified Financing.

As part of the April Offering, the holders of certain existing warrants issued by the Company which contained anti-dilution price protection entered into agreements terminating all anti-dilution price protection in their warrants. The Company intends to implement a one-time reduction of the exercise price of such warrants to be equal to the price per share at which shares of preferred stock are offered for purchase at the Qualified Financing once that price has been established.

Debt and Other Obligations

The short-term notes, issued by the Company during 2019, as of March 31, 2020 and December 31, 2019 consist of five loans, totaling $1,635,000, made to the Company by Horne Management, LLC, controlled by Chief Executive Officer, William E. Horne. These were advanced for working capital purposes and had the terms as indicated below. The loans bear interest ranging from 5.5% to 12%, in some cases increasing to 15% if not paid by the respective maturity date ranging from March 26, 2020 to May 13, 2020. Some of these loans provided for the issuance of warrants at 114% warrant coverage if the loan was not repaid within two months. None of these loans have been repaid and 840,000 warrants have been issued at an exercise price of $0.75 per share. On April 17, 2020, Horne Management, LLC agreed to convert the related notes plus accrued interest into (i) 4,368,278 shares of common stock of the Company and (ii) a ten-year warrant to purchase up to an equivalent number of shares of the Company’s common stock. This warrant will have an exercise price equal to the price per share at which securities are offered to investors for purchase at the Qualified Financing, which such price has not yet been established, and is exercisable beginning on the day immediately following the earlier to occur of (x) the closing of the Qualified Financing and (y) November 1, 2020. If the Qualified Financing does not occur on or prior to October 31, 2020, the exercise price of the warrant will be equal to the price per share obtained by dividing $3,000,000 by the number of fully diluted shares of the Company outstanding on October 31, 2020.

The proceeds of the April Offering will be used for working capital and general corporate purposes. The April Secured Notes bear interest at 12% per annum and have a maturity date of October 31, 2020. The April Secured Notes are secured by all of the Company’s assets pursuant to a security agreement and an intellectual Property Security Agreement which are included as Exhibits to this Annual report on Form 10-K. The conversion price of the April Secured Notes shall be equal to the lesser of (i) the price per share paid by an investor, in the Qualified Financing (as defined below) for such new securities and (ii) the price per share obtained by dividing (x) $3,000,000 by the number of fully diluted shares outstanding immediately prior to the Qualified Financing. Qualified Financing is defined as an offering of preferred stock of at least $3.6 million, exclusive of the conversion of any April Secured Note or the Backstop Commitment (as defined below), at a price of at least $0.01279 per share. The obligations on the April Secured Notes are guaranteed by each of the Company’s subsidiaries. FWHC Bridge, LLC, which is an affiliate of FWHC, who has acted as our lead investor in the last several financing transactions and was the lender of the $1,000,000 loaned to the Company in March and April 2020, was the lead investor in the April Offering purchasing $1,535,570 of April Secured Notes. YPH Holdings, LLC, which is an affiliate of Michael Yurkowsky, who is a Director of the Company, purchased $25,000 of April Secured Notes on the same terms as all other investors.

Each Purchaser received a warrant to purchase 100% of the aggregate number of shares of common stock into which such Purchaser’s April Secured Note may ultimately be converted, except that the holders of the Notes issued in March and April in the total amount of $1,000,000 received warrants to purchase up to 200% of the aggregate number of shares of Common stock into which such Note may ultimately be converted The April Warrants have an exercise price equal to the purchase price in the Qualified Offering.

The April SPA provides a commitment on the part of each Purchaser to agree to invest an identical amount (as purchased in the April Offering) in the Qualified Offering as a backstop commitment (the “Backstop Commitment”). The Qualified Offering is contemplated to be made in the form of a rights offering to holders of all of the Company’s common stock. Accordingly, in the event that any stockholders do not participate in the Qualified Offering, their purchase would be filled by the Purchasers on a pro rata basis. In the event that any Purchaser fails to fulfil its Backstop Commitment then the April Warrants issued to such Purchaser in the April Offering will be cancelled.

In connection with the April Offering, the Company’s CEO Bill Horne entered into an amendment letter to his employment agreement which provides that his salary will be reduced to $0 per month; provided that on the date that the Company receives FDA approval to commence clinical trials for its products, Mr. Horne’s salary will be increased to a total of $18,750 per month (i.e. $225,000 per annum). Mr. Horne also agreed to subordinate the promissory notes owed to him by the Company to the April Secured Notes.

As of December 31, 2019, the Company had cash on hand of $1,424,096. Cash on hand at April 13, 2020 was approximately $585,000. The Company’s cash is insufficient to fund its operations in the near-term and the Company will need to raise additional capital through debt or equity offerings to continue operations.

There can be no assurance that the Company will be able to raise additional funds or that the terms and conditions of any future financings will be workable or acceptable to the Company or its shareholders. In the event the Company is unable to fund its operations from existing cash on hand, operating cash flows, additional borrowings or raising equity capital, the Company may be forced to reduce our expenses, or discontinue operations. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.